Receipts in Advance and Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract with Customer, Liability [Abstract]
Receipts in advance	$ 19,013	$ 18,498
Deferred revenue	26,330	24,419
Total	45,343	$ 42,917
Recognized revenue included in the receipts in advance and deferred revenue balance	$ 35,100